Filed electronically with the Securities and Exchange Commission on May 19, 2017.

1933 Act File No. 002-78122

1940 Act File No. 811-03495

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment _____	|___|
Post-Effective Amendment No. 81	| X |
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 77

DEUTSCHE MONEY MARKET TRUST

(Exact name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette

Vice President and Secretary

One Beacon Street

Boston Massachusetts 02108

(Name and Address of Agent for Service)

Copy to:

David A. Sturms, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On ____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ____________ pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	Deutsche Government Cash Management Fund — Institutional Shares
•	Deutsche Government Cash Reserves Fund Institutional — Institutional Class
•	Deutsche Government Money Market Series — Institutional Shares

SIGNATURES

GOVERNMENT CASH MANAGEMENT PORTFOLIO, has duly caused this Amendment to the Registration Statement on Form N-1A of Deutsche Money Market Trust, on behalf of Deutsche Government Money Market Series, Deutsche Government Cash Management Fund and Deutsche Government Cash Reserves Fund Institutional, to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York and the State of New York, on the 8th day of May 2017.

GOVERNMENT CASH MANAGEMENT PORTFOLIO

By: /s/Brian E. Binder

Brian E. Binder*

President

*By:

                 /s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Amendment No. 33, as filed on May 1, 2015 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of May 2017.

DEUTSCHE MONEY MARKET TRUST

By: /s/Brian E. Binder

      Brian E. Binder*

      President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 8, 2017

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 8, 2017

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 8, 2017

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 8, 2017

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 8, 2017

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	May 8, 2017

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 8, 2017

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	May 8, 2017

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 8, 2017

/s/William McClayton
William McClayton*	Trustee	May 8, 2017

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 8, 2017

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 8, 2017

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 8, 2017

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 65, as filed on September 30, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase